UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2006
                                               -----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):      [   ]   is a restatement.
                                            [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Praesidium Investment Management Company, LLC
Address:  747 Third Avenue (35th Floor)
          New York, New York  10017


Form 13F File Number:  28-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin Oram
Title:   Member
Phone:   (212) 821-1489


Signature                               Place                 Date of Signing:
---------                               -----                 ----------------
/S/ KEVIN ORAM                       NEW YORK, NY            FEBRUARY 14, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 -------------

Form 13F Information Table Entry Total:               41
                                                 -------------

Form 13F Information Table Value Total:            $ 156,441
                                                 -------------
                                                  (thousands)




List of Other Included Managers:

None


                                                       Market
                             Title of                  Value    Share/Prn   Share/ Put/  Investment   Other        Voting Authority
Name of Issuer                Class       Cusip      X1000(USD)   Amount     Put   Call  Discretion  Managers  Sole  Shared   None
------------------------------------------------------------------------------------------------------------------------------------

ALLTEL CORPORATION CMN         COM      020039103      5,888      97,347     SH             SOLE              97,347     0      0
AMPCO PITTSBURG CORP CMN       COM      032037103      2,611      77,991     SH             SOLE              77,991     0      0
APPLIED MATERIALS INC CMN      COM      038222105      6,422      348,091    SH             SOLE              348,091    0      0
AXCELIS TECHNOLOGIES, INC.
  CMN                          COM      054540109      2,028      347,882    SH             SOLE              347,882    0      0
BEA SYSTEMS INC
  COMMON STOCK                 COM      073325102      4,266      339,126    SH             SOLE              339,126    0      0
CARRIAGE SERVICES, INC.
  CMN                          COM      143905107      1,223      240,329    SH             SOLE              240,329    0      0
COLGATE-PALMOLIVE CO CMN       COM      194162103      4,767      73,075     SH             SOLE              73,075     0      0
CULP INC CMN                   COM      230215105      3,306      641,953    SH             SOLE              641,953    0      0
DST SYSTEM INC
  COMMON STOCK                 COM      233326107      4,797      76,586     SH             SOLE              76,586     0      0
DIXIE GROUP INC CMN
  CLASS A                      COM      255519100      1,326      104,942    SH             SOLE              104,942    0      0
DOLLAR THRIFTY AUTOMOTIVE
  GRP COMMON STOCK             COM      256743105      6,690      146,677    SH             SOLE              146,677    0      0
DUN & BRADSTREET CORP
  DEL NEW CMN                  COM      26483E100      7,271      87,823     SH             SOLE              87,823     0      0
EFUNDS CORPORATION CMN         COM      28224R101      1,980      72,000     SH             SOLE              72,000     0      0
GEVITY HR INC CMN              COM      374393106      2,702      114,050    SH             SOLE              114,050    0      0
HARDINGE INC.
  COMMON STOCK                 COM      412324303      4,291      284,925    SH             SOLE              284,925    0      0
HOME DEPOT INC CMN             COM      437076102      5,133      127,816    SH             SOLE              127,816    0      0
INFORMATICA CORP CMN           COM      45666Q102      2,223      182,088    SH             SOLE              182,088    0      0
INTL GAME TECHNOLOGY CMN       COM      459902102      2,606      56,405     SH             SOLE              56,405     0      0
LABOR READY INC CMN            COM      505401208      825        45,000     SH             SOLE              45,000     0      0
LAM RESEARCH CORP CMN          COM      512807108      4,139      81,768     SH             SOLE              81,768     0      0
MAXIM INTEGRATED PRODUCTS
  INC CMN                      COM      57772K101      3,343      109,181    SH             SOLE              109,181    0      0
MEADOW VALLEY CORP CMN         COM      583185103      3,326      327,701    SH             SOLE              327,701    0      0
MICROSOFT CORPORATION CMN      COM      594918104      4,533      151,803    SH             SOLE              151,803    0      0
MIDAS INC CMN                  COM      595626102      8,360      363,477    SH             SOLE              363,477    0      0
NIKE CLASS-B CMN CLASS B       COM      654106103      4,903      49,512     SH             SOLE              49,512     0      0
NORTHWEST PIPE COMPANY
  CMN                          COM      667746101      838        24,936     SH             SOLE              24,936     0      0
OMNOVA SOLUTIONS INC CMN       COM      682129101      3,098      676,405    SH             SOLE              676,405    0      0
POWELL INDS INC CMN            COM      739128106      1,108      35,106     SH             SOLE              35,106     0      0
QUANTUM CORPORATION
  DLT & STORAGE SYSTEMS
  GROUP                        COM      747906204      2,996      1,291,455  SH             SOLE              1,291,455  0      0
ROSS STORES,INC CMN            COM      778296103      4,548      155,238    SH             SOLE              155,238    0      0
SANMINA-SCI CORP CMN           COM      800907107      5,637      1,633,800  SH             SOLE              1,633,800  0      0
SUPREME INDUSTRIES INC
  CMN CLASS A                  COM      868607102      607        95,155     SH             SOLE              95,155     0      0
SYMANTEC CORP CMN              COM      871503108      5,093      244,253    SH             SOLE              244,253    0      0
TAIWAN SEMICONDUCTOR MFG
  (ADS) LTD ADS
  (1 ADS=5 ORDS)               COM      874039100      5,110      467,522    SH             SOLE              467,522    0      0
3M COMPANY CMN                 COM      88579Y101      5,913      75,876     SH             SOLE              75,876     0      0
VOLTERRA SEMICONDUCTOR
  CORP CMN                     COM      928708106      600        40,000     SH             SOLE              40,000     0      0
WHEELING-PITTSBURGH CORP
  CMN                          COM      963142302      5,203      277,798    SH             SOLE              277,798    0      0
WINDSTREAM CORPORATION
  CMN                          COM      97381W104      4,965      349,188    SH             SOLE              349,188    0      0
YUM! BRANDS INC CMN            COM      988498101      4,624      78,633     SH             SOLE              78,633     0      0
ACCENTURE LTD CMN CLASS A      COM      G1150G111      6,463      175,020    SH             SOLE              175,020    0      0
G. WILLI-FOOD
  INTERNATIONAL LTD            COM      M52523103      679        130,919    SH             SOLE              130,919    0      0
                                                       156,441

